Document And Entity Information	12 Months Ended
Sep. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Jin Medical International Ltd.
Trading Symbol	ZJYL
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	155,947,100
Amendment Flag	false
Entity Central Index Key	0001837821
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41661
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 33 Lingxiang Road
Entity Address, Address Line Two	Wujin District
Entity Address, City or Town	Changzhou City
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Entity Address, Postal Zip Code	00000
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	No. 33 Lingxiang Road
Entity Address, Address Line Two	Wujin District
Entity Address, City or Town	Changzhou City
Entity Address, Country	CN
Contact Personnel Name	Mr. Ziqiang Wang
City Area Code	+86
Local Phone Number	519 89607972
Contact Personnel Email Address	ir@zhjmedical.com
Entity Address, Postal Zip Code	00000